CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Statement) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 47,689	$ 21,943
Trade and other receivables, net	10,543	10,527
Inventory	2,286	1,278
Assets held for sale	2,500	2,500
Other assets	16,681	10,119
Total current assets	79,699	46,367
Non-currents assets
Property, equipment and furniture, net	111,330	96,450
Right of use assets	420,800	311,637
Intangible assets, net	6,424	4,962
Goodwill	548	622
Trade and other receivables, net	1,671	1,925
Investment in associates and joint ventures	3,336	887
Non-current financial assets	3,149	3,156
Security deposits	10,910	9,773
Other assets	424	822
Total non-current assets	558,592	430,234
Total assets	638,291	476,601
Current liabilities
Trade payables and other liabilities	(81,526)	(50,066)
Loans payable	(37,678)	(19,458)
Convertible notes	(7,914)	0
Lease liabilities	(59,115)	(45,660)
Derivative financial liabilities	(1,216)	(76,906)
Warrants	(1,481)	(21,975)
Total current liabilities	(188,930)	(214,065)
Non-currents liabilities
Loans payable, net of current portion	(97,996)	(129,714)
Convertible notes, net of current portion	(39,182)	(97,316)
Lease liabilities, net of current portion	(469,745)	(348,972)
Accounts payable to related parties	0	(3,472)
Deferred tax liability	(329)	(373)
Employee payables	(6,852)	(6,068)
Total non-current liabilities	(614,104)	(585,915)
Total liabilities	(803,034)	(799,980)
Equity
Common stock	(488)	(236)
Total additional paid-in capital	(563,210)	(191,113)
Currency translation adjustment	1,452	(4,464)
Other reserves	552	0
Accumulated deficit	725,248	518,979
Total equity	163,554	323,166
Non-controlling interest	1,189	213
Total liabilities and equity	$ (638,291)	$ (476,601)